September 16, 2003

                      DREYFUS GROWTH AND VALUE FUNDS, INC.
                           DREYFUS MIDCAP VALUE FUND

                            Supplement to Prospectus
                              dated January 1, 2003

The following information supersedes and replaces the information in the third paragraph contained in the section in the Fund's Prospectus entitled "Management."

Peter I. Higgins, CFA, and David A. Daglio are the fund's primary portfolio managers. Mr. Higgins has managed the fund since September 1995. Mr. Higgins has been a portfolio manager for The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, since 1991. In May 1996, he became a dual employee of Dreyfus and TBCAM. Mr. Daglio became co-portfolio of the Fund in September 2003. He is a senior vice president of TBCAM, which he joined in 1997. In April 2001 he became a dual employee of TBCAM and Dreyfus.



                                                         September 16, 2003

                     DREYFUS GROWTH AND VALUE FUNDS, INC.
                       DREYFUS MIDCAP VALUE PLUS FUND

                           Supplement to Prospectus
                            dated January 1, 2003

The following information supersedes and replaces the information in the third paragraph contained in the section in the Fund's Prospectus entitled "Management."

The Fund is managed by David A. Daglio. Mr. Daglio has been employed by Dreyfus as a portfolio manager since April 2001 and has been a primary portfolio manager of the Fund since September 2003. He is also a senior vice president of The Boston Company Asset Management, LLC, an affiliate of Dreyfus, which he joined in 1997.


                                                         September 16, 2003

                     DREYFUS GROWTH AND VALUE FUNDS, INC.
                     DREYFUS PREMIER STRATEGIC VALUE FUND

                           Supplement to Prospectus
                            dated January 1, 2003

The following information supersedes and replaces the information in the third paragraph contained in the section in the Fund's Prospectus entitled "Management."

The Fund is managed by Brian C. Ferguson. Mr. Ferguson has been employed by Dreyfus as a portfolio manager since April 2001 and has been a primary portfolio manager of the Fund since September 2003. He is also a senior vice president of The Boston Company Asset Management, LLC, an affiliate of Dreyfus, which he joined in 1997.